STATUTORY RESERVE AND RESTRICTED NET ASSETS	12 Months Ended
Mar. 31, 2017
STATUTORY RESERVE AND RESTRICTED NET ASSETS
STATUTORY RESERVE AND RESTRICTED NET ASSETS

25.STATUTORY RESERVE AND RESTRICTED NET ASSETS

In accordance with the Regulations on Enterprises with Foreign Investment of China and their articles of association, the Group’s subsidiaries and VIE entities located in the PRC, being foreign invested enterprises established in the PRC, are required to provide for certain statutory reserves. These statutory reserve funds include one or more of the following: (i) a general reserve, (ii) an enterprise expansion fund or discretionary reserve fund, and (iii) a staff bonus and welfare fund.  Subject to certain cumulative limits, the general reserve fund requires a minimum annual appropriation of 10% of after-tax profit (as determined under accounting principles generally accepted in China at each year-end); the other fund appropriations are at the subsidiaries’ or the affiliated PRC entities’ discretion.  These statutory reserve funds can only be used for specific purposes of enterprise expansion, staff bonus and welfare, and are not distributable as cash dividends except in the event of liquidation of our subsidiaries, our affiliated PRC entities and their respective subsidiaries.  The Group’s subsidiaries and VIE entities are required to allocate at least 10% of their after-tax profits to the general reserve until such reserve has reached 50% of their respective registered capital.  As of March 31, 2017, none of the Group’s PRC subsidiaries and VIE entities had a general reserve that reached the 50% of their registered capital threshold except iKang Beijing Xuanwumen, iKang Beijing Yayun, iKang Guangzhou Huanshi East/Tianhe, iKang Chengdu Waishuangnan, iKang Chengdu Hongzhaobi, iKang Chongqing, iKang Fuzhou Gulou, iKang Shanghai Xikang Road and iKang Shanghai Lujiazui therefore they will continue to allocate at least 10% of their after tax profits to the general reserve fund.

Appropriations to the enterprise expansion reserve and the staff welfare and bonus reserve are to be made at the discretion of the Board of Directors of each of the Group’s subsidiaries.

The appropriation to these reserves by the Group’s PRC subsidiaries was $2,738, $3,394 and $3,232 for the years ended March 31, 2015, 2016 and 2017, respectively.

As a result of these PRC laws and regulations and the requirement that distributions by PRC entities can only be paid out of distributable profits computed in accordance with PRC GAAP, the PRC entities are restricted from transferring a portion of their net assets to the Group. Amounts restricted include paid-in capital and the statutory reserves of the Group’s PRC subsidiaries and VIE entities. The aggregate amounts of capital and statutory reserves restricted which represented the amount of net assets of the relevant subsidiaries and VIE entities in the Group not available for distribution was $245,979 as of March 31, 2017.

As the restricted net assets of the Group’s subsidiaries and VIE entities were over the 25% of the consolidated net assets of the Group as of March 31, 2017, parent-only financials are presented in Schedule I.